Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments
June 30, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 96.89%
Apparel & Textile Products — 3.81%
Carter's, Inc. 574,175 $ 40,467,854
Deckers Outdoor Corp.
(a)
364,118 92,977,531
Kontoor Brands, Inc. 717,892 23,956,056
Ralph Lauren Corp. 435,169 39,012,901
196,414,342
Asset Management — 1.53%
Federated Hermes, Inc., Class B 1,174,356 37,332,777
Stifel Financial Corp. 740,899 41,505,162
78,837,939
Banking — 6.26%
Bank of Hawaii Corp. 806,748 60,022,051
Cadence Bank 1,929,346 45,301,044
F.N.B. Corp. 4,609,487 50,059,029
Financial Institutions, Inc. 166,962 4,344,351
First Commonwealth Financial Corp. 1,281,650 17,199,743
First Financial Corp. 313,801 13,964,145
Fulton Financial Corp. 2,561,571 37,014,701
Hilltop Holdings, Inc. 713,722 19,027,829
Lakeland Bancorp, Inc. 461,869 6,752,525
Lakeland Financial Corp. 182,543 12,124,506
TowneBank 139,909 3,798,529
Washington Federal, Inc. 1,773,081 53,227,892
322,836,345
Biotech & Pharma — 4.13%
Amphastar Pharmaceuticals, Inc.
(a)
681,733 23,717,491
Exelixis, Inc.
(a)
2,175,190 45,287,456
United Therapeutics Corp.
(a)
612,101 144,235,480
213,240,427
Chemicals — 2.15%
Avient Corp. 633,151 25,376,692
Huntsman Corp. 1,521,378 43,131,067
Stepan Co. 129,807 13,155,939
Valvoline, Inc. 989,198 28,518,578
110,182,276
Commercial Support Services — 7.40%
AMN Healthcare Services, Inc.
(a)
677,119 74,286,725
Clean Harbors, Inc.
(a)
200,351 17,564,772
CRA International, Inc. 70,331 6,281,965
FTI Consulting, Inc.
(a)
644,645 116,584,047
H&R Block, Inc. 2,673,176 94,416,576
Kforce, Inc. 246,678 15,131,229
ManpowerGroup, Inc. 255,000 19,484,550
TriNet Group, Inc.
(a)
487,984 37,877,318
381,627,182

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Consumer Services — 1.01%
Adtalem Global Education, Inc.
(a)
411,805 $ 14,812,626
Perdoceo Education Corp.
(a)
432,802 5,098,408
Rent-A-Center, Inc. 482,996 9,394,272
Stride, Inc.
(a)
557,869 22,755,476
52,060,782
Containers & Packaging — 1.70%
Graphic Packaging Holding Co. 1,800,673 36,913,797
Sonoco Products Co. 894,731 51,035,456
87,949,253
Electric Utilities — 0.56%
Otter Tail Corp. 321,712 21,596,527
Portland General Electric Co. 152,877 7,388,545
28,985,072
Electrical Equipment — 1.83%
Acuity Brands, Inc. 277,458 42,739,630
Atkore, Inc.
(a)
624,627 51,850,288
94,589,918
Engineering & Construction — 3.98%
Comfort Systems USA, Inc. 551,570 45,863,046
EMCOR Group, Inc. 1,012,522 104,249,265
MasTec, Inc.
(a)
590,560 42,319,530
Primoris Services Corp. 306,858 6,677,230
TopBuild Corp.
(a)
37,803 6,319,149
205,428,220
Food — 0.58%
Simply Good Foods Co. (The)
(a)
802,700 30,317,979
Forestry, Paper & Wood Products — 1.56%
Louisiana-Pacific Corp. 1,540,331 80,728,748
Health Care Facilities & Services — 3.57%
Amedisys, Inc.
(a)
92,813 9,756,503
Chemed Corp. 75,175 35,286,393
LHC Group, Inc.
(a)
103,043 16,047,917
Medpace Holdings, Inc.
(a)
448,969 67,197,190
Select Medical Holdings Corp. 1,059,939 25,035,759
Syneos Health, Inc., Class A
(a)
431,762 30,948,700
184,272,462
Home Construction — 2.55%
KB Home 894,239 25,450,042
Masonite International Corp.
(a)
528,591 40,611,647
Meritage Homes Corp.
(a)
906,330 65,708,924
131,770,613
Household Products — 0.55%
Helen of Troy Ltd.
(a)
173,217 28,132,173

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Industrial Intermediate Prod — 0.53%
Mueller Industries, Inc. 516,613 $ 27,530,307
Industrial Support Services — 0.78%
Applied Industrial Technologies, Inc. 417,375 40,138,954
Institutional Financial Services — 2.34%
Evercore, Inc., Class A 346,900 32,473,309
Jefferies Financial Group, Inc. 260,769 7,202,440
Virtu Financial, Inc., Class A 3,460,910 81,019,903
120,695,652
Insurance — 3.24%
Hanover Insurance Group, Inc. 720,857 105,425,336
Kemper Corp. 510,104 24,433,982
Primerica, Inc. 313,338 37,503,425
167,362,743
Machinery — 1.50%
Crane Holding Co. 453,846 39,738,756
Donaldson Co., Inc. 593,536 28,572,823
Regal Beloit Corp. 80,344 9,120,651
77,432,230
Medical Equipment & Devices — 5.41%
Bruker Corp. 1,836,302 115,246,313
Globus Medical, Inc., Class A
(a)
477,599 26,812,408
Integer Holdings Corp.
(a)
760,662 53,748,377
Integra LifeSciences Holdings Corp.
(a)
752,125 40,637,314
Meridian Bioscience, Inc.
(a)
509,503 15,499,081
Merit Medical Systems, Inc.
(a)
498,173 27,035,849
278,979,342
Oil & Gas Producers — 4.33%
HF Sinclair Corp. 450,874 20,361,470
Murphy USA, Inc. 373,020 86,865,167
Oasis Petroleum, Inc. 955,446 116,230,006
223,456,643
Publishing & Broadcasting — 2.11%
Gray Television, Inc. 633,936 10,707,179
Nexstar Media Group, Inc., Class A 602,381 98,115,817
108,822,996
Real Estate — 2.53%
Apple Hospitality REIT, Inc. 5,038,137 73,909,471
City Office, Inc. 1,752,074 22,689,358
Industrial Logistics Properties Trust 359,315 5,059,155
Office Properties Income Trust 336,119 6,705,574
Piedmont Office Realty Trust, Inc., Class A 1,694,428 22,230,895
130,594,453
Real Estate Services — 0.45%
Newmark Group, Inc., Class A 2,214,979 21,418,847

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Real Estate Services — (continued)
RMR Group, Inc. (The), Class A 60,515 $ 1,715,600
23,134,447
Retail - Discretionary — 4.36%
Academy Sports & Outdoors, Inc. 1,777,040 63,156,002
AutoNation, Inc.
(a)
445,000 49,733,200
Builders FirstSource, Inc.
(a)
1,116,575 59,960,078
MarineMax, Inc.
(a)
190,051 6,864,642
Signet Jewelers Ltd. 714,463 38,195,192
Zumiez, Inc.
(a)
277,258 7,208,708
225,117,822
Semiconductors — 5.75%
Amkor Technology, Inc. 4,373,207 74,125,858
Cirrus Logic, Inc.
(a)
727,660 52,784,456
Diodes, Inc.
(a)
941,545 60,795,561
FormFactor, Inc.
( a)
1,245,960 48,256,031
MaxLinear, Inc.
(a)
715,452 24,311,059
Semtech Corp.
(a)
658,812 36,214,896
296,487,861
Software — 4.27%
Concentrix Corp. 445,287 60,398,729
Consensus Cloud Solutions, Inc.
(a)
127,914 5,587,284
Donnelley Financial Solutions, Inc.
(a)
673,321 19,721,572
Progress Software Corp. 1,037,068 46,979,180
Ziff Davis, Inc.
(a)
1,175,796 87,632,076
220,318,841
Specialty Finance — 0.52%
Stewart Information Services Corp. 540,479 26,888,830
Steel — 0.68%
Commercial Metals Co. 1,064,033 35,219,492
Technology Hardware — 5.53%
Avnet, Inc. 1,076,272 46,150,543
Jabil, Inc. 2,910,483 149,045,835
Lumentum Holdings, Inc.
(a)
292,752 23,250,364
Sanmina Corp.
(a)
1,637,096 66,678,920
285,125,662
Technology Services — 5.80%
CSG Systems International, Inc. 1,092,972 65,228,569
EVERTEC, Inc. 569,331 20,996,927
ExlService Holdings, Inc.
(a)
572,851 84,398,138
Insight Enterprises, Inc.
(a)
167,526 14,454,143
ManTech International Corp., Class A 325,872 31,104,482
Science Applications International Corp. 625,884 58,269,800
TTEC Holdings, Inc. 372,393 25,281,761
299,733,820

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Transportation & Logistics — 3.59%
Hub Group, Inc., Class A
(a)
939,766 $ 66,667,000
Landstar System, Inc. 814,045 118,378,424
185,045,424
Total Common Stocks (Cost $4,487,230,236) 4,999,459,250
MONEY MARKET FUNDS - 2.36%
Fidelity Investments Money Market Government Portfolio, Institutional Class,
1.25%
(b)
121,786,743 121,786,743
Total Money Market Funds
(Cost $121,786,743) 121,786,743
Total Investments — 99.25%
(Cost $4,609,016,979) 5,121,245,993
Other Assets in Excess of Liabilities  — 0.75% 38,441,205
NET ASSETS — 100.00% $ 5,159,687,198
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of June 30, 2022.

Fuller & Thaler Behavioral Small-Cap Growth Fund
Schedule of Investments
June 30, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 97.74%
Apparel & Textile Products — 4.75%
Crocs, Inc.
(a)
26,410 $ 1,285,375
Oxford Industries, Inc. 22,400 1,987,776
Skechers U.S.A., Inc., Class A
(a)
50,000 1,779,000
5,052,151
Banking — 0.71%
Silvergate Capital Corp., Class A
(a)
14,200 760,126
Biotech & Pharma — 3.93%
Alkermes PLC
(a)
59,800 1,781,442
WillScot Mobile Mini Holdings Corp., Class A
(a)
74,005 2,399,242
4,180,684
Commercial Support Services — 1.74%
ZipRecruiter, Inc., Class A
(a)
124,900 1,851,018
Consumer Services — 2.42%
Stride, Inc.
(a)
63,035 2,571,198
Electrical Equipment — 4.90%
Acuity Brands, Inc. 16,685 2,570,157
Atkore, Inc.
(a)
31,760 2,636,398
5,206,555
Food — 3.82%
Darling Ingredients, Inc.
(a)
39,435 2,358,213
TreeHouse Foods, Inc.
(a)
40,700 1,702,074
4,060,287
Home Construction — 5.35%
Century Communities, Inc. 35,385 1,591,263
Griffon Corp. 82,155 2,302,805
Skyline Champion Corp.
(a)
37,812 1,793,045
5,687,113
Household Products — 1.95%
e.l.f. Beauty, Inc.
(a)
67,490 2,070,593
Industrial Support Services — 1.27%
WESCO International, Inc.
(a)
12,600 1,349,460
Leisure Facilities & Services — 5.50%
Everi Holdings, Inc.
(a)
140,900 2,298,079
Scientific Games Corp.
(a)
42,700 2,006,473
Texas Roadhouse, Inc. 21,200 1,551,840
5,856,392
Leisure Products — 3.04%
Axon Enterprise, Inc.
(a)
17,525 1,632,804
Callaway Golf Co.
(a)
78,480 1,600,992
3,233,796
Life Sciences Tools & Services — 1.99%
Repligen Corp.
(a)
13,040 2,117,696

Fuller & Thaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Medical Equipment & Devices — 12.62%
Envista Holdings Corp.
(a)
73,230 $ 2,822,284
Lantheus Holdings, Inc.
(a)
64,511 4,259,661
Merit Medical Systems, Inc.
(a)
41,450 2,249,492
ShockWave Medical, Inc.
(a)
12,600 2,408,742
STAAR Surgical Co.
(a)
23,600 1,673,948
13,414,127
Metals & Mining — 1.44%
Livent Corp.
(a)
67,500 1,531,575
Real Estate Services — 1.72%
Newmark Group, Inc., Class A 189,489 1,832,359
Retail - Consumer Staples — 1.75%
Ollie's Bargain Outlet Holdings, Inc.
(a)
31,700 1,862,375
Retail - Discretionary — 2.13%
Petco Health & Wellness Co., Inc., Class A
(a)
153,931 2,268,943
Semiconductors — 12.35%
Ambarella, Inc.
(a)
22,740 1,488,560
Cirrus Logic, Inc.
(a)
22,010 1,596,605
Kulicke & Soffa Industries, Inc. 43,930 1,880,643
MaxLinear, Inc., Class A
(a)
43,498 1,478,062
Photronics, Inc.
(a)
136,640 2,661,748
Silicon Laboratories, Inc.
(a)
13,000 1,822,860
Synaptics, Inc.
(a)
18,680 2,205,175
13,133,653
Software — 7.45%
Evolent H ealth, Inc., Class A
(a)
100,100 3,074,071
LivePerson, Inc.
(a)
93,200 1,317,848
Omnicell, Inc.
(a)
22,335 2,540,606
PubMatic, Inc.
(a)
62,600 994,714
7,927,239
Specialty Finance — 1.22%
Enova International, Inc.
(a)
44,700 1,288,254
Technology Hardware — 6.68%
Pure Storage, Inc., Class A
(a)
90,295 2,321,484
Sanmina Corp.
(a)
51,320 2,090,264
Sonos, Inc.
(a)
74,400 1,342,176
Super Micro Computer, Inc.
(a)
33,400 1,347,690
7,101,614
Transportation & Logistics — 3.76%
Atlas Air Worldwide Holdings, Inc.
(a)
35,555 2,194,099
Copa Holdings, S.A., Class A
(a)
28,495 1,805,728
3,999,827

Fuller & Thaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Wholesale - Consumer Staples — 1.97%
Grocery Outlet Holding Corp.
(a)
49,200 $ 2,097,396
Wholesale - Discretionary — 3.28%
G-III Apparel Group Ltd.
(a)
65,476 1,324,579
KAR Auction Services, Inc.
(a)
146,840 2,168,827
3,493,406
Total Common Stocks/Investments — 97.74%
(Cost $114,045,733) 103,947,837
Other Assets in Excess of Liabilities  — 2.26% 2,398,241
NET ASSETS — 100.00% $ 106,346,078
(a) Non-income producing security.

Fuller & Thaler Behavioral Mid-Cap Value Fund
Schedule of Investments
June 30, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 93.76%
Aerospace & Defense — 1.81%
Howmet Aerospace, Inc. 167,720 $ 5,274,794
Banking — 9.80%
East West Bancorp, Inc. 43,375 2,810,700
First Citizens BancShares, Inc., Class A 3,662 2,394,142
First Horizon National Corp. 278,360 6,084,949
Huntington Bancshares, Inc. 351,984 4,234,368
KeyCorp 249,800 4,304,054
M&T Bank Corp. 16,785 2,675,361
Wells Fargo & Co. 153,010 5,993,401
28,496,975
Chemicals — 4.75%
Celanese Corp. 45,645 5,368,308
Olin Corp. 129,415 5,989,327
Sherwin-Williams Co. (The) 10,939 2,449,351
13,806,986
Commercial Support Services — 5.45%
Aramark 237,950 7,288,409
Brink's Co. (The) 72,310 4,389,940
Republic Services, Inc. 31,670 4,144,653
15,823,002
Containers & Packaging — 9.95%
Berry Plastics Group, Inc.
(a)
130,360 7,122,870
Crown Holdings, Inc. 78,255 7,212,763
Graphic Packaging Holding Co. 433,985 8,896,694
WestRock Co. 142,360 5,671,622
28,903,949
Electric Utilities — 4.65%
Alliant Energy Corp. 35,960 2,107,616
CenterPoint Energy, Inc. 206,745 6,115,516
CMS Energy Corp. 25,075 1,692,563
Edison International 26,975 1,705,899
Pinnacle West Capital Corp. 25,615 1,872,969
13,494,563
Electrical Equipment — 2.40%
AMETEK, Inc. 22,840 2,509,888
Johnson Controls International PLC 58,915 2,820,849
Roper Technologies, Inc. 4,150 1,637,798
6,968,535
Food — 1.80%
Ingredion, Inc. 44,155 3,892,704
J.M. Smucker Co. (The) 10,465 1,339,625
5,232,329
Gas & Water Utilities — 1.98%
Atmos Energy Corp. 51,425 5,764,743

Fuller & Thaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Health Care Facilities & Services — 3.58%
Centene Corp.
(a)
26,025 $ 2,201,975
Henry Schein, Inc.
(a)
29,780 2,285,317
Laboratory Corp. of America Holdings 25,295 5,928,137
10,415,429
Home & Office Products — 1.04%
Newell Brands, Inc. 158,936 3,026,141
Home Construction — 1.24%
Mohawk Industries, Inc.
(a)
29,130 3,614,742
Industrial Support Services — 2.38%
AMERCO 14,490 6,929,553
Insurance — 3.52%
Everest Re Group Ltd. 11,510 3,226,023
Globe Life, Inc. 20,375 1,985,951
Markel Corp.
(a)
3,870 5,004,878
10,216,852
Leisure Facilities & Services — 0.65%
Live Nation Entertainment, Inc.
(a)
22,820 1,884,476
Machinery — 2.54%
Donaldson Co., Inc. 102,675 4,942,774
Snap-on, Inc. 12,295 2,422,484
7,365,258
Medical Equipment & Devices — 2.11%
DENTSPLY SIRONA, Inc. 171,400 6,124,122
Metals & Mining — 0.29%
Arconic Corp.
(a)
30,217 847,587
Oil & Gas Producers — 4.10%
Cheniere Energy, Inc. 36,455 4,849,608
Devon Energy Corp. 71,200 3,923,832
Pioneer Natural Resources Co. 14,110 3,147,659
11,921,099
Real Estate — 6.91%
American Tower Corp., Class A 30,210 7,721,374
Brixmor Property Group, Inc. 227,500 4,597,775
Public Storage 9,230 2,885,944
Simon Property Group, Inc. 22,155 2,102,953
WP Carey, Inc. 33,580 2,782,439
20,090,485
Retail - Consumer Staples — 3.74%
Dollar General Corp. 19,520 4,790,989
Dollar Tree, Inc.
(a)
39,000 6,078,150
10,869,139

Fuller & Thaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Retail - Discretionary — 6.07%
Advance Auto Parts, Inc. 24,310 $ 4,207,818
CarMax, Inc.
(a)
76,390 6,911,767
O'Reilly Automotive, Inc.
(a)
10,320 6,519,763
17,639,348
Specialty Finance — 1.94%
Synchrony Financial 204,065 5,636,275
Technology Hardware — 1.32%
CommScope Holding Co., Inc.
(a)
181,840 1,112,861
NCR Corp.
(a)
87,440 2,720,258
3,833,119
Technology Services — 9.74%
Amdocs Ltd. 41,245 3,436,121
Dun & Bradstreet Holdngs, Inc.
(a)
389,125 5,848,549
Fidelity National Information Services, Inc. 70,600 6,471,902
Global Payments, Inc. 74,275 8,217,786
Nielsen Holdings PLC 60,005 1,393,316
Verisk Analytics, Inc. 17,045 2,950,319
28,317,993
Total Common Stocks/Investments — 93.76%
(Cost $274,481,635) 272,497,494
Other Assets in Excess of Liabilities  — 6.24% 18,143,339
NET ASSETS — 100.00% $ 290,640,833
(a) Non-income producing security.

Fuller & Thaler Behavioral Unconstrained Equity Fund
Schedule of Investments
June 30, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.90%
Biotech & Pharma — 6.02%
Amgen, Inc. 4,190 $ 1,019,427
Exelixis, Inc.
(a)
90,725 1,888,895
2,908,322
Chemicals — 3.78%
Ecolab, Inc. 11,891 1,828,360
Commercial Support Services — 5.12%
Cintas Corp. 6,618 2,472,021
E-Commerce Discretionary — 4.98%
eBay, Inc. 57,720 2,405,192
Electrical Equipment — 7.85%
Acuity Brands, Inc. 8,875 1,367,105
Generac Holdings, Inc.
(a)
11,520 2,425,881
3,792,986
Leisure Facilities & Services — 11.14%
Starbucks Corp. 24,745 1,890,271
Yum China Holdings, Inc. 72,060 3,494,911
5,385,182
Machinery — 4.44%
Parker-Hannifin Corp. 8,713 2,143,834
Medical Equipment & Devices — 5.61%
Waters Corp.
(a)
8,182 2,708,078
Publishing & Broadcasting — 3.47%
Liberty Media Corp.-Liberty Sirius XM, Class C
(a)
46,441 1,674,198
Retail - Consumer Staples — 6.66%
Dollar General Corp. 13,110 3,217,718
Retail - Discretionary — 8.05%
O'Reilly Automotive, Inc.
(a)
3,487 2,202,947
Ross Stores, Inc. 24,005 1,685,871
3,888,818
Semiconductors — 9.31%
Lam Research Corp. 5,555 2,367,264
Teradyne, Inc. 23,827 2,133,708
4,500,972
Software — 3.21%
Fortinet, Inc.
(a)
27,385 1,549,443
Specialty Finance — 8.21%
Capital One Financial Corp. 20,535 2,139,542
Synchrony Financial 66,215 1,828,858
3,968,400
Technology Hardware — 4.38%
Zebra Technologies Corp., Class A
(a)
7,195 2,114,970

Fuller & Thaler Behavioral Unconstrained Equity Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Transportation & Logistics — 2.13%
Union Pacific Corp. 4,822 $ 1,028,436
Transportation Equipment — 4.54%
Allison Transmission Holdings, Inc. 57,070 2,194,342
Total Common Stocks/Investments — 98.90%
(Cost $52,991,035) 47,781,272
Other Assets in Excess of Liabilities  — 1.10% 530,953
NET ASSETS — 100.00% $ 48,312,225
(a) Non-income producing security.

Fuller & Thaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments
June 30, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 96.69%
Banking — 7.12%
First Citizens BancShares, Inc., Class A 145 $ 94,798
Live Oak Bancshares, Inc. 5,512 186,801
PacWest BanCorp 2,310 61,585
Western Alliance Bancorp 1,842 130,045
473,229
Biotech & Pharma — 3.09%
Exelixis, Inc.
(a)
9,880 205,702
Cable & Satellite — 1.79%
Liberty Latin America Ltd., Class C
(a)
15,250 118,797
Chemicals — 3.69%
Huntsman Corp. 5,505 156,066
Orion Engineered Carbons SA
(a)
5,745 89,220
245,286
E-Commerce Discretionary — 3.38%
eBay, Inc. 3,290 137,094
Etsy, Inc.
(a)
1,200 87,852
224,946
Electrical Equipment — 6.59%
Acuity Brands, Inc. 750 115,530
Advanced Energy Industries, Inc. 2,735 199,600
Generac Holdings, Inc.
(a)
587 123,610
438,740
Entertainment Content — 0.56%
Sciplay Corp.
(a)
2,670 37,300
Food — 3.13%
Lancaster Colony Corp. 1,620 208,624
Gas & Water Utilities — 1.75%
UGI Corp. 3,020 116,602
Home & Office Products — 3.56%
Leggett & Platt, Inc. 4,230 146,273
Tempur Sealy International, Inc. 4,245 90,716
236,989
Home Construction — 4.16%
Masco Corp. 2,805 141,932
PulteGroup, Inc. 3,395 134,544
276,476
Insurance — 5.95%
Brown & Brown, Inc. 2,153 125,606
Mercury General Corp. 3,210 142,203
Old Republic International Corp. 4,130 92,347
Voya Financial, Inc. 607 36,135
396,291

Fuller & Thaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Leisure Facilities & Services — 2.71%
Yum China Holdings, Inc. 3,725 $ 180,663
Medical Equipment & Devices — 6.00%
Align Technology, Inc.
(a)
355 84,018
Dentsply Sirona, Inc. 2,570 91,826
QuidelOrtho Corp.
(a)
715 69,484
Waters Corp.
(a)
465 153,905
399,233
Oil & Gas Producers — 4.85%
Coterra Energy, Inc. 7,185 185,301
Devon Energy Corp. 2,494 137,444
322,745
Real Estate — 9.00%
American Assets Trust, Inc. 3,745 111,227
Gaming and Leisure Properties, Inc. 5,654 259,292
SITE Centers Corp. 4,940 66,542
STORE Capital Corp. 6,215 162,087
599,148
Retail - Discretionary — 2.02%
Advance Auto Parts, Inc. 775 134,145
Semiconductors — 9.88%
Cirrus Logic, Inc.
(a)
2,025 146,894
Lattice Semicondu ctor Corp.
(a)
3,740 181,390
Power Integrations, Inc. 2,155 161,647
Teradyne, Inc. 1,880 168,354
658,285
Software — 1.55%
Concentrix Corp. 760 103,086
Specialty Finance — 1.20%
Synchrony Financial 2,895 79,960
Steel — 2.17%
Steel Dynamics, Inc. 2,185 144,538
Technology Hardware — 3.08%
TD SYNNEX Corp. 444 40,448
Zebra Technologies Corp., Class A
(a)
560 164,612
205,060
Technology Services — 4.42%
Leidos Holdings, Inc. 1,155 116,320
Science Applications International Corp. 1,910 177,822
294,142
Transportation Equipment — 3.01%
Allison Transmission Holdings, Inc. 5,210 200,325

Fuller & Thaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Wholesale - Discretionary — 2.03%
Pool Corp. 385 $ 135,224
Total Common Stocks/Investments — 96.69%
(Cost $6,964,216) 6,435,536
Other Assets in Excess of Liabilities  — 3.31% 220,126
NET ASSETS — 100.00% $ 6,655,662
(a) Non-income producing security.

Fuller & Thaler Behavioral Micro-Cap Equity Fund
Schedule of Investments
June 30, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.19%
Advertising & Marketing — 1.80%
Magnite, Inc.
(a)
11,485 $ 101,987
Quotient Technology, Inc.
(a)
36,385 108,063
210,050
Aerospace & Defense — 1.76%
Byrna Technologies, Inc.
(a)
23,975 205,945
Asset Management — 4.03%
B. Riley Financial, Inc. 6,761 285,652
WisdomTree Investments, Inc. 36,515 185,131
470,783
Beverages — 1.41%
Farmer Bros. Co.
(a)
35,205 165,112
Biotech & Pharma — 4.63%
ANI Pharmaceuticals, Inc.
(a)
3,915 116,158
DermTech, Inc.
(a)
5,669 31,406
Intercept Pharmaceuticals, Inc.
(a)
13,925 192,304
PetIQ, Inc., Class A
(a)
11,900 199,802
539,670
Commercial Support Services — 4.48%
Acacia Research Corp.
(a)
41,285 208,076
Cross Country Healthcare, Inc.
(a)
11,425 237,983
Franklin Covey Co.
(a)
1,650 76,197
522,256
Consumer Services — 2.01%
2U, Inc.
(a)
22,425 234,790
Containers & Packaging — 2.45%
Myers Industries, Inc. 12,600 286,398
E-Commerce Discretionary — 1.62%
CarParts.com, Inc.
(a)
27,250 189,115
Electrical Equipment — 1.72%
Babcock & Wilcox Enterprises, Inc.
(a)
33,270 200,618
Entertainment Content — 1.67%
PLAYSTUDIOS, Inc., Class A
(a)
45,621 195,258
Food — 0.64%
Limoneira Co.
(a)
5,325 75,029
Health Care Facilities & Services — 3.79%
Enzo Biochem, Inc.
(a)
80,700 167,049
Inotiv, Inc.
(a)
12,120 116,352
Owens & Minor, Inc. 5,060 159,137
442,538
Home & Office Products — 1.40%
Tupperware Brands Corp.
(a)
25,785 163,477

Fuller & Thaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Home Construction — 1.43%
Hovnanian Enterprises, Inc.
(a)
3,900 $ 166,881
Internet Media & Services — 4.76%
EverQuote, Inc., Class A
(a)
15,090 133,395
Groupon, Inc.
(a)
5,145 58,139
LiveOne, Inc.
(a)
87,755 75,145
Nerdy, Inc., Class A
(a)
55,950 119,174
RumbleON, Inc., Class B
(a)
11,550 169,900
555,753
Leisure Facilities & Services — 3.80%
Century Casinos, Inc.
(a)
23,050 165,960
Drive Shack, Inc.
(a)
58,822 80,586
Full House Resorts, Inc.
(a)
32,250 196,080
442,626
Leisure Products — 2.05%
Funko, Inc., Class A
(a)
10,735 239,605
Machinery — 3.61%
NN, Inc.
(a)
73,600 186,208
Titan International, Inc.
(a)
15,600 235,560
421,768
Medical Equipment & Devices — 1.58%
ViewRay, Inc.
(a)
69,700 184,705
Oil & Gas Producers — 7.92%
Matador Resources Co. 9,895 461,008
SandRidge Energy, Inc.
(a)
14,560 228,155
TravelCenters of America, Inc.
(a)
6,840 235,775
924,938
Oil & Gas Services & Equipment — 1.34%
Newpark Resources, Inc.
(a)
50,485 155,999
Publishing & Broadcasting — 1.97%
Audacy, Inc.
(a)
64,665 60,927
Townsquare Media, Inc., Class A
(a)
20,665 169,247
230,174
Renewable Energy — 3.25%
Eneti, Inc. 34,250 210,295
Green Plains, Inc.
(a)
6,235 169,405
379,700
Retail - Discretionary — 5.90%
Barnes & Noble Education, Inc.
(a)
37,695 110,446
Boot Barn Holdings, Inc.
(a)
1,929 132,927
Destination XL Group, Inc.
(a)
25,600 86,784
Genesco, Inc.
(a)
1,725 86,095
Lazydays Holdings, Inc.
(a)
3,980 46,884
Sportsman's Warehouse Holdings, Inc.
(a)
21,450 205,706

Fuller & Thaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Retail - Discretionary — (continued)
Tuesday Morning Corp.
(a)
53,295 $ 19,186
688,028
Software — 3.64%
Brightcove, Inc.
(a)
26,325 166,374
Donnelley Financial Solutions, Inc.
(a)
6,238 182,711
RealNetworks, Inc.
(a)
29,121 18,375
Synchronoss Technologies, Inc.
(a)
50,450 58,018
425,478
Specialty Finance — 6.15%
Applied Blockchain, Inc.
(a)
46,900 49,245
CURO Group Holdings Corp.
(a)
16,225 89,724
Elevate Credit, Inc.
(a)
78,657 185,631
EZCORP, Inc., Class A
(a)
30,150 226,427
Regional Management Corp. 4,446 166,147
717,174
Technology Hardware — 5.40%
A10 Networks, Inc. 13,185 189,600
Arlo Technologies, Inc.
(a)
29,391 184,282
CalAmp Corp.
(a)
37,610 156,834
Daktronics, Inc.
(a)
32,825 98,803
629,519
Technology Services — 2.62%
comScore, Inc.
(a)
58,875 121,283
Katapult Holdings, Inc.
(a)
49,925 53,420
MoneyLion, Inc., Class A
(a)
99,500 131,339
306,042
Telecommunications — 0.97%
INNOVATE Corp.
(a)
65,125 112,666
Transportation & Logistics — 4.02%
Nordic American Tankers Ltd.
(a)
61,570 131,144
Overseas Shipholding Group, Inc., Class A
(a)
101,025 207,101
U.S. Xpress Enterprises, Inc., Class A
(a)
48,857 130,937
469,182
Wholesale - Consumer Staples — 1.21%
Andersons, Inc. (The) 4,270 140,867
Wholesale - Discretionary — 3.16%
Veritiv Corp.
(a)
3,400 369,070
Total Common Stocks (Cost $13,369,589) 11,461,214
CLOSED END FUNDS — 1.64%
NexPoint Diversified Real Estate Trust 11,625 191,696
Total Closed End Funds (Cost $171,387) 191,696

Fuller & Thaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Shares Fair Value
Total Investments — 99.83%
(Cost $13,540,976) $ 11,652,910
Other Assets in Excess of Liabilities  — 0.17% 20,364
NET ASSETS — 100.00% $ 11,673,274
(a) Non-income producing security.